COMMITMENTS AND CONTINGECIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGECIES	NOTE 19 – COMMITMENTS AND CONTINGECIES As of December 31, 2025, the Company is not aware of any material commitments or contingent liabilities that require disclosure under IAS 37.